Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000220895 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000220895 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220896 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000220896 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.00%